Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2019	Dec. 31, 2018
CURRENT ASSETS
Cash and cash equivalents	$ 7,993,458	$ 28,908,901
Prepayments	143,120	183,599
Total current assets	8,136,578	29,092,500
NON-CURRENT ASSETS
Financial assets at fair value through profit or loss	38,006	60,004
Financial assets at fair value through other comprehensive income	178,198	187,244
Property, plant and equipment, net	56,152	288,418
Right-of-use assets	794,403
Intangible assets	23,077,223	23,080,592
Refundable deposits	108,077	172,080
Total non-current assets	24,252,059	23,788,338
TOTAL ASSETS	32,388,637	52,880,838
CURRENT LIABILITIES
Trade payables	2,235,232	5,315,737
Other payables	1,892,733	2,682,661
Lease Liabilities - current	194,437
Total current liabilities	4,322,402	7,998,398
NON-CURRENT LIABILITIES
Long-term borrowings	14,161,243	13,974,794
Lease liabilities - non-current	625,156
Other non-current liabilities	88,497	289,613
Total non-current liabilities	14,874,896	14,264,407
Total liabilities	19,197,298	22,262,805
EQUITY
Ordinary shares	51,627,219	51,627,219
Capital surplus	111,502,183	111,459,672
Accumulated deficits	(149,929,017)	(132,468,858)
Other reserves	(9,046)
Total equity	13,191,339	30,618,033
TOTAL LIABILITIES AND EQUITY	$ 32,388,637	$ 52,880,838